BORROWINGS AND OTHER FINANCING ARRANGEMENTS (Schedule of Bank Borrowings) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Short-term	$ 6,605,894	$ 0
Long-term	32,513,900	28,835,700
Total	$ 39,119,794	$ 28,835,700